SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184



                                                            May 6, 2013

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                   AllianceBernstein Variable Products Series Fund, Inc.
                   -  AllianceBernstein Intermediate Bond Portfolio
                   -  AllianceBernstein Large Cap Growth Portfolio
                   -  AllianceBernstein Growth and Income Portfolio
                   -  AllianceBernstein Growth Portfolio
                   -  AllianceBernstein International Growth Portfolio
                   -  AllianceBernstein Global Thematic Growth Portfolio
                   -  AllianceBernstein Small Cap Growth Portfolio
                   -  AllianceBernstein Real Estate Investment Portfolio
                   -  AllianceBernstein International Value Portfolio
                   -  AllianceBernstein Small/Mid Cap Value Portfolio
                   -  AllianceBernstein Value Portfolio
                   -  AllianceBernstein Balanced Wealth Strategy Portfolio
                   -  AllianceBernstein Dynamic Asset Allocation Portfolio
                        (the "Portfolios")
                      File Nos. 33-18647 and 811-05398
                   -------------------------------------------------------


Dear Sir or Madam:

      On behalf of the above-referenced Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Portfolios of the Fund that would have been filed pursuant to Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 26, 2013.

      A copy of the Statement of Additional Information for the Portfolios of the Fund will be filed under Rule 497(c) today.


                                             Sincerely,

                                             /s/  Joanne A. Skerrett
                                             -----------------------
                                                  Joanne A. Skerrett



cc:      Stephen J. Laffey, AllianceBernstein Investments, Inc.
         Kathleen K. Clarke, Seward & Kissel LLP